UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  August 15, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  56
Form 13F Information Table Value Total:  $248,900
List of Other Included Managers:
No. 13F File Number  Name

    FORM 13F INFORMATION TABLE

                                              VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
ADVANCED MICRO DEVICE   COM     007903107     2653      185540  SH          SOLE             175690              9850
AMERISTAR CASINOS       COM     03070Q101     2317      66700   SH          SOLE             61920               4780
AMGEN INC               COM     031162100     6128      110831  SH          SOLE             107371              3460
ANHEUSER BUSCH          COM     035229103     5001      95870   SH          SOLE             92220               3650
ARCHER-DANIELS-MIDLAND  COM     039483102     2958      89400   SH          SOLE             84470               4930
BARRICK GOLD            ADR     067901108     7220      248361  SH          SOLE             240430              7931
BEST BUY INC            COM     086516101     8239      176540  SH          SOLE             170670              5870
BORDERS GROUP           COM     099709107     5533      290280  SH          SOLE             280875              9405
BOSTON SCIENTIFIC       COM     101137107     2754      179538  SH          SOLE             169989              9549
CADBURY SCHWEPPES       ADR     127209302     2773      51075   SH          SOLE             46945               4130
CHESAPEAKE ENERGY       COM     165167107     2289      66146   SH          SOLE             62346               3800
CIMAREX ENERGY          COM     171798101     2452      62210   SH          SOLE             58480               3730
CITRIX SYSTEMS INC      COM     177376100     2612      77580   SH          SOLE             73840               3740
CLEAR CHANNEL           COM     184502102     8026      212228  SH          SOLE             204308              7920
COEUR D ALENE MINES     COM     192108108     1788      498030  SH          SOLE             472170              25860
CONSTELLATION BRANDS    COM     21036P108     3164      130310  SH          SOLE             121990              8320
CORN PRODUCTS           COM     219023108     11608     255395  SH          SOLE             246705              8690
DEVON ENERGY            ADR     25179M103     7049      90040   SH          SOLE             87040               3000
DREAMWORKS ANIMATION    COM     26153C103     8459      385925  SH          SOLE             381465              4460
DOLLAR GENERAL          COM     256669102     2187      75820   SH          SOLE             61640               14180
EASTMAN KODAK           COM     277461109     4723      169723  SH          SOLE             164173              5550
ENERGY PARTNERS         COM     29270U105     3608      216195  SH          SOLE             209221              6974
ENERPLUS RES            ADR     29274D604     2547      54100   SH          SOLE             51820               2280
FORTUNE BRANDS          COM     349631101     1905      23133   SH          SOLE             21703               1430
FRESH DEL MONTE         COM     G36738105     7008      279760  SH          SOLE             270780              8980
GENERAL MILLS           COM     370334104     9242      158207  SH          SOLE             152582              5625
GLAXOSMITHKLINE PLC     ADR     37733W105     8690      165944  SH          SOLE             160564              5380
GLOBAL INDUSTRIES       COM     379336100     3800      141680  SH          SOLE             132080              9600
GOLDEN STAR             COM     38119T104     251       67580   SH          SOLE             67580
HANES BRAND             COM     410345102     1135      41989   SH          SOLE             40402               1587
HARMONY GLD             ADR     413216300     2708      189800  SH          SOLE             177285              12515
HASBRO INC              COM     418056107     9988      318000  SH          SOLE             306460              11540
HERSHEY COMPANY         COM     427866108     7082      139900  SH          SOLE             135420              4480
KING PHARMA             COM     495582108     4776      233435  SH          SOLE             224455              8980
KRAFT FOODS             COM     50075N104     10043     284900  SH          SOLE             275000              9900
LILLY ELI & COMPANY     COM     532457108     6275      112290  SH          SOLE             108570              3720
MATTEL INC              COM     577081102     2674      105750  SH          SOLE             99250               6500
MC DONALDS CORP         COM     580135101     2473      48710   SH          SOLE             45770               2940
MERCK & CO              COM     589331107     339       6800    SH          SOLE             6800
NABORS INDUSTRIES       COM     629568106     2539      76070   SH          SOLE             71710               4360
NEWELL RUBBERMAID       COM     651229106     6291      213753  SH          SOLE             206733              7020
NUTRI SYSTEM INC        COM     67069D108     3051      43680   SH          SOLE             40820               2860
PEPSICO INC             COM     713448108     2988      46069   SH          SOLE             43149               2920
PFIZER INC              COM     717081103     3220      125940  SH          SOLE             119540              6400
SARA LEE CORP           COM     803111103     7003      402460  SH          SOLE             389760              12700
SEALY CORP              COM     812139301     2094      126730  SH          SOLE             118860              7870
SCHOLASTIC CORP         COM     807066105     2977      82830   SH          SOLE             78610               4220
SMITHFIELD FOODS INC    COM     832248108     7334      238195  SH          SOLE             229915              8280
STARBUCKS CORP          COM     855244109     1871      71310   SH          SOLE             67470               3840
ST MARY LAND & EXPL CO  COM     792228108     2132      58230   SH          SOLE             54890               3340
TELECOM NZ              ADR     879278208     6089      218090  SH          SOLE             210850              7240
TODCO                   COM     88889T107     8580      183490  SH          SOLE             177360              6130
TXCO RESOURCES INC      COM     302133202     133       12980   SH          SOLE             12980
UNITED NATURAL FOODS    COM     911163103     217       8150    SH          SOLE             8150
WALTER INDUSTRIES INC   COM     93317Q105     6133      211770  SH          SOLE             204760              7010
WHOLE FOODS             COM     988498101     1771      46420   SH          SOLE             44700               1720